Related Parties Transactions - Details of Transactions Between the Company and Other Related Parties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2022 USD ($)
Disclosure of transactions between related parties [Line Items]
Revenues	$ 478	$ 554	$ 1,574
Operating Costs and Expenses	1,327	927	783
Non-operating Income and Expenses	39	41	40
Receivables	75	41		$ 2
Payables to related parties	539	392		$ 18
Customers' deposits	69	16
Proceeds		10	386
Gain on Disposal		2	310
Associates [Member]
Disclosure of transactions between related parties [Line Items]
Revenues	417	499	1,508
Operating Costs and Expenses	1,247	853	715
Non-operating Income and Expenses	37	38	37
Receivables	70	35
Payables to related parties	534	386
Customers' deposits	69	16
Acquisition of property, plant and equipment	32	398	375
Acquisition of intangible assets	1	0	0
Proceeds		10
Gain on Disposal		2
Others [Member]
Disclosure of transactions between related parties [Line Items]
Revenues	61	55	66
Operating Costs and Expenses	80	74	68
Non-operating Income and Expenses	2	3	3
Receivables	5	6
Payables to related parties	5	6
Customers' deposits	$ 0	$ 0
Proceeds			386
Gain on Disposal			$ 310